Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
Selling, general and administrative expense [abstract]
Selling, General and Administrative Expenses

Note 23 – Selling, General and Administrative Expenses

Year ended December 31,	2018	2017
		Restated (Note 5)
Salaries and benefits, office administration and other expenses	$10,812	$11,480
Depreciation (note 13)	454	397
Amortization (note 14)	66	57
Stock-based compensation - stock options, PSU and RSU (note 22)	957	742
Stock-based compensation - DSU (note 22)	(676)	950
Total	$11,613	$13,626